ACCRUALS AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$

Accrued professional fee	892,000	670,113	86,269
Other accrued expenses	187,000	23,121	2,977
Total	1,079,000	693,234	89,246